SIGNIFICANT ACCOUNTING POLICIES (Schedule of assets estimated useful lives) (Details)	Dec. 31, 2022
Vehicle [Member]
Estimated useful lives	5 years
Building [Member]
Estimated useful lives	30 years
Machinery and office equipment [Member] | Minimum [Member]
Estimated useful lives	5 years
Machinery and office equipment [Member] | Maximum [Member]
Estimated useful lives	10 years